Deposits - Schedule of deposits (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Deposits [Line Items]
Deposits excluding provision	$ 17,845	$ 28,048
Equipment deposit provision, opening	(12,131)	(27,331)
Reclassed amounts	0	15,200
Provision on equipment deposits	(12,131)	(12,131)
Total	5,714	15,917
ANDE [Member]
Deposits [Line Items]
Deposits excluding provision	3,360	0
Atnorth [Member]
Deposits [Line Items]
Deposits excluding provision	307	292
Bodens Energi [Member]
Deposits [Line Items]
Deposits excluding provision	272	258
Equipment deposits [Member]
Deposits [Line Items]
Deposits excluding provision	12,654	26,307
Vattenfall AB [Member]
Deposits [Line Items]
Deposits excluding provision	$ 1,252	$ 1,191